Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 515,822	$ 70,667	¥ 537,435	¥ 563,238
Cost of revenues:
Cost of revenues:	(153,422)	(21,020)	(174,208)	(183,199)
Gross Profit	362,400	49,647	363,227	380,039
Operating expenses:
Research and development expenses	(232,290)	(31,824)	(347,016)	(421,868)
Selling and marketing expenses (including related party amounts of RMB201, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively)	(190,904)	(26,154)	(247,711)	(370,294)
General and administrative expenses	(261,638)	(35,844)	(437,821)	(568,284)
Impairment loss on long-lived assets	(35,127)	(4,812)	0	0
Total operating expenses	(719,959)	(98,634)	(1,032,548)	(1,360,446)
Loss from operations	(357,559)	(48,987)	(669,321)	(980,407)
Interest income	12,212	1,673	17,956	9,356
Interest expense	0	0	0	102
Other income, net	4,706	645	484	152
Foreign exchange gain (loss), net	(100)	(14)	(420)	1,549
Loss before income tax	(340,741)	(46,683)	(651,301)	(969,248)
Income tax expenses	(5,885)	(806)	(2,388)	(1,985)
Net loss	(346,626)	(47,489)	(653,689)	(971,233)
Net loss attributable to Burning Rock Biotech Limited	(346,626)	(47,489)	(653,689)	(971,233)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	3,485	477	4,189	41,347
Total comprehensive loss	(343,141)	(47,012)	(649,500)	(929,886)
Total comprehensive loss attributable to Burning Rock Biotech Limited	¥ (343,141)	$ (47,012)	¥ (649,500)	¥ (929,886)
Common Class A [Member]
Loss per share for class A and class B ordinary shares:
Loss per share - basic | (per share)	¥ (3.37)	$ (0.46)	¥ (6.38)	¥ (9.35)
Loss per share - diluted | (per share)	¥ (3.37)	$ (0.46)	¥ (6.38)	¥ (9.35)
Weighted average shares outstanding used in loss per share computation:
Weighted average shares outstanding used in loss per share - basic	85,610,197	85,610,197	85,071,691	86,584,100
Weighted-average number of ordinary shares outstanding – diluted	85,610,197	85,610,197	85,071,691	86,584,100
Common Class B [Member]
Loss per share for class A and class B ordinary shares:
Loss per share - basic | (per share)	¥ (3.37)	$ (0.46)	¥ (6.38)	¥ (9.35)
Loss per share - diluted | (per share)	¥ (3.37)	$ (0.46)	¥ (6.38)	¥ (9.35)
Weighted average shares outstanding used in loss per share computation:
Weighted average shares outstanding used in loss per share - basic	17,324,848	17,324,848	17,324,848	17,324,848
Weighted-average number of ordinary shares outstanding – diluted	17,324,848	17,324,848	17,324,848	17,324,848
Service [Member]
Revenues:
Revenues	¥ 290,738	$ 39,831	¥ 345,030	¥ 391,548
Cost of revenues:
Cost of revenues:	(88,323)	(12,100)	(101,638)	(119,903)
Product [Member]
Revenues:
Revenues	225,084	30,836	192,405	171,690
Cost of revenues:
Cost of revenues:	¥ (65,099)	$ (8,920)	¥ (72,570)	¥ (63,296)